Reinsurance - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 18, 2020	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Reinsurance agreement, ceding commission			$ 1,202
Reinsurance recoverable, allowance for credit losses		$ 15	12
Athene
Effects of Reinsurance [Line Items]
Reinsurance quota share basis	100.00%	100.00%
Reinsurance agreement, ceding commission	$ 1,200
Reserves established		$ 25,600
Assets held as collateral		$ 19,400	$ 25,400
SRZ
Effects of Reinsurance [Line Items]
Coinsurance percentage		100.00%
Letter of credit | Athene
Effects of Reinsurance [Line Items]
Trust account assets		$ 212